Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ (1,231,567)	$ (631,854)	$ (3,349,778)	$ (1,734,815)
Working capital deficiency	5,948,000		5,948,000
Unamortized deferred financing costs	$ 157,034		157,034		$ 178,727	$ 46,556
Impairment of goodwill					593,790	$ 0
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Federal net operating loss carry forwards			$ 4,652,000		3,405,000
Valuation allowance increased			1,100,000		$ 207,967
Interest or penalties
Minimum [Member]
Estimated useful lives of intangible assets			3 years
Maximum [Member]
Estimated useful lives of intangible assets			20 years